Financial Assets And Financial Liabilities - Summary of Current and non-current financial assets (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Current investments	€ 25,901	€ 5,728
Investment funds [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Current investments	€ 25,901	€ 5,728